Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Prudential Investment Portfolios, Inc. 17
Prospectus Date	rr_ProspectusDate	May 25, 2022
Document Creation Date	dei_DocumentCreationDate	May 24, 2022